INCOME TAXES - Summary of Brookfield Renewables Effective Income Tax (Expense) Recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective income tax [abstract]
Statutory income tax recovery (expense)	$ 58	$ (165)	$ (38)
Reduction (increase) resulting from:
Increase in tax assets not recognized	(96)	(11)	(10)
Portion of (losses) gains subject to different tax rates	(39)	76	14
Differences between statutory rate and future tax rate and tax rate changes	0	0	10
Non-controlling interest	59	98	20
Subsidiaries’ income taxed at different rates	8	49	15
Investment and production tax credits (net of deferred tax)	207	0	0
Other	(6)	1	(9)
Effective income tax recovery	$ 191	$ 48	$ 2